Assets/Liabilities for Insurance Contracts	12 Months Ended
Dec. 31, 2022
Disclosure of types of insurance contracts [abstract]
Assets/Liabilities for Insurance Contracts

NOTE 20. ASSETS/LIABILITIES FOR INSURANCE CONTRACTS
Assets related to insurance contracts as of the indicated dates are detailed as follows:

Assets from Insurance Contracts	12.31.22	12.31.21
Premiums Receivable	4,821,779	6,115,760
Credits with Reinsurers	14,951	34,782
Fees Receivables	95,365	29,385
Others	174	87,577
Total	4,932,269	6,267,504
Liabilities related to insurance contracts as of the indicated dates are detailed as follows:

Liabilities from Insurance Contracts	12.31.22	12.31.21
Debts with Insured Persons	1,105,279	1,584,325
Debts with Reinsurers	70,765	50,761
Debts with Co-insurers	1,463	2,063
Debts with Producers	894,824	1,149,997
Technical Commitments	2,857,681	3,396,104
Others	218,284	169,108
Pending Claims in charge of Reinsures	(38,376)	(137,230)
Total	5,109,920	6,215,128

Debts with Insured Persons	12.31.22	12.31.21
Property & Casualty Insurance	618,841	877,632
Direct Administrative Insurance	418,094	542,672
Direct Insurance in Lawsuits	14,184	18,050
Direct Insurance in Mediation	1,154	4,806
Settled Claims Payable	617	25,487
Pending Claims, Active Reinsurance and Retrocession	981	1,395
Claims Incurred but not Reported (IBNR)	183,811	285,222
Life Insurance	467,487	668,433
Direct Administrative Insurance	391,250	541,523
Direct Insurance in Lawsuits	9,276	40,836
Direct Insurance in Mediation	4,212	14,450
Settled Claims Payable	166	3,154
Pending Claims, Active Reinsurance and Retrocession	20,428	42,044
Claims Incurred but not Reported (IBNR)	42,155	26,426
Retirement Insurance	18,951	38,260
Annuities Payable in Arrears	231	242
Others	18,720	38,018
Total	1,105,279	1,584,325

Debt with Reinsurers and Coinsurance	Current Account	Reinstatement Premiums	Minimum Deposit Premium to Be Accrued	Deposits as Collateral	Unpaid Losses to Be Borne by Reinsurers	Total
Debts with Reinsurers	181,274	—	(110,509)	—	(38,376)	32,389
Debts with Co-insurers	1,463	—	—	—	—	1,463
Total as of 12.31.22	182,737	—	(110,509)	—	(38,376)	33,852
Total as of 12.31.21	165,339	—	(112,514)	—	(137,230)	(84,405)

Debts with Producers	12.31.22	12.31.21
Checking Account—Producers	179,804	204,502
Fees for Premiums Receivable	711,183	920,708
Production Expenses Payable	3,837	24,787
Total	894,824	1,149,997

Technical Commitments	12.31.22	12.31.21
Ongoing and Similar Risk	1,623,342	1,997,324
Premiums and Surcharges	1,488,561	1,849,156
Premiums on Passive Reinsurance	(14,264)	(21,583)
Active Reinsurance	145,820	169,484
Insufficient Premiums	3,225	267
Mathematical Reserves	1,234,339	1,398,780
Mathematical Reserves for Individual Life Insurance	399,016	437,137
Mathematical Reserves for Individual Retirement Insurance	293,708	307,349
Mathematical Reserves of Life Annuities	353,019	438,308
Provision for the Mathematical Reserve Recomposition	34	39
Fluctuation Funds	187,551	214,413
Others	1,011	1,534
Total	2,857,681	3,396,104
Insurance liabilities were recorded according to the liability adequacy test, using the current estimates of future cash flows derived from insurance contracts. The assumptions used are as follows:

	12.31.22	12.31.21
Mortality Table	GAM 94	GAM 94
Investment (Discount) Rate	Products in US$: 4.84% annually	Products in US$: 14.77% annually
	Products in Ps.: 108.46% annually	Products in Ps.: 7.58% annually
Life Insurance Reference Rate	75% of the projection of the BADLAR rate starting from 69.47% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.	75% of the projection of the BADLAR rate starting from 34.22% plus the correction according to Resolution 2020-321 of the Argentine Superintendency of Insurance.
Administrative Expenses	Ps.0.77 for voluntary retirement and Ps.4.75for annuities	Ps.0.40 for voluntary retirement and Ps.2.88 for annuities